5A. INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Current tax expense
US Federal			$ 0	$ 0
State and local			0	0
Foreign			7,080	3,944
Total current tax expense			7,080	3,944
Deferred tax expense (benefit)
US Federal			0	0
State and local			0	0
Foreign			0	0
Total deferred tax expense (benefit)			0	0
Total tax expense
US federal			0	0
State and local			0	0
Foreign			7,080	3,944
Total	$ 0	$ 1,331	$ 7,080	$ 3,944